UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08873

American Fidelity Dual Strategy Fund, Inc.
(Exact name of registrant as specified in charter)

2000 N. Classen Oklahoma City, Oklahoma 73106
(Address of principal executive offices) (Zip code)

Stephen P. Garrett American Fidelity Assurance Company 2000 N. Classen Oklahoma City, Oklahoma 73106
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (405) 523-5200

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2010

Item 1.  Schedule of Investments
AMERICAN FIDELITY DUAL STRATEGY FUND, INC. Schedule of Portfolio Investments September 30, 2010
		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Apparel and Accessory Stores:
Limited Brands, Inc.	10,100	$270,478	0.18%
Ross Stores, Inc.	22,243	1,214,913	0.81%
		1,485,391	0.99%
Auto Dealers, Gas Stations:
Advance Auto Parts, Inc.	4,400	258,192	0.17%
AutoNation, Inc. *	10,800	251,100	0.17%
Autozone, Inc. *	2,815	644,382	0.43%
Carmax, Inc. *	9,200	256,312	0.17%
		1,409,986	0.94%
Building Materials and Garden Supplies:
Tractor Supply Company	6,800	269,688	0.18%
		269,688	0.18%
Building Construction-General Contractors, Operation Build:
Walter Energy, Inc.	7,311	594,311	0.40%
		594,311	0.40%
Business Services:
Adobe Systems Incorporated *	13,950	364,793	0.25%
Computer Sciences Corporation	10,300	473,800	0.32%
Ctrip.com International, Ltd. * **	8,395	400,861	0.27%
Google Inc. *	955	502,129	0.33%
Intuit Inc. *	10,100	442,481	0.29%
Microsoft Corporation	75,054	1,838,072	1.22%
Omnicom Group Inc.	21,078	832,159	0.55%
Oracle Corporation	57,061	1,532,088	1.02%
Salesforce.com, Inc. *	1,904	212,867	0.14%
SAP AG **	9,600	473,376	0.31%
SINA Corporation * **	7,450	376,821	0.25%
Solera Holdings, Inc.	15,865	700,598	0.47%
The Western Union Company	20,800	367,536	0.25%
Visa Inc.	6,300	467,838	0.31%
VMware Inc. *	3,805	323,197	0.22%
		9,308,616	6.20%
Chemicals and Allied Products:
Abbott Laboratories	40,176	2,098,794	1.40%
Air Products & Chemicals, Inc.	1,900	157,358	0.10%
Amgen Inc. *	17,302	953,513	0.63%
AstraZeneca PLC **	6,700	339,690	0.23%
Avon Products, Inc.	17,960	576,696	0.38%
Biogen Idec Inc. *	6,100	342,332	0.22%
Bristol-Myers Squibb Company	30,285	821,026	0.54%
Celanese Corporation	4,285	137,549	0.09%
Cephalon, Inc. *	5,700	355,908	0.24%
Colgate Palmolive Company	4,790	368,159	0.25%
Dr. Reddy's Laboratories Limited **	5,875	189,293	0.13%
E.I. du Pont de Nemours and Company	12,615	562,881	0.37%
Eastman Chemical Company	2,200	162,800	0.11%
Ecolab Inc.	9,510	482,537	0.32%
Gilead Sciences, Inc. *	22,637	806,104	0.54%
GlaxoSmithKline plc **	8,791	347,420	0.23%
Hospira, Inc. *	6,810	388,238	0.26%
IDEXX Laboratories, Inc. *	2,805	173,125	0.12%
Johnson & Johnson	38,977	2,415,015	1.61%
Merck & Co., Inc.	60,220	2,216,698	1.48%
Nalco Holding Company	65,000	1,638,650	1.09%
Novo Nordisk A/S **	2,750	270,710	0.18%
Pfizer Inc.	20,400	350,268	0.23%
PPG Industries, Inc.	2,100	152,880	0.10%
Praxair, Inc.	5,460	492,820	0.33%
Sanofi-Aventis **	9,900	329,175	0.22%
The Dow Chemical Company	21,200	582,152	0.39%
		17,711,791	11.79%
Coal Mining:
Peabody Energy Corporation	3,860	189,179	0.13%
		189,179	0.13%

Communications:
American Tower Corporation *	8,445	$432,891	0.29%
DIRECTV, Inc. *	5,555	231,255	0.15%
Level 3 Communications, Inc. *	520,000	487,396	0.33%
NII Holdings, Inc. *	5,600	230,160	0.15%
		1,381,702	0.92%
Depository Institutions:
Capital One Financial Corporation	11,600	458,780	0.31%
JPMorgan Chase & Co.	11,400	433,998	0.29%
U.S. Bancorp	15,540	335,975	0.22%
		1,228,753	0.82%
Durable Goods, Wholesale:
BorgWarner Inc. *	8,305	437,009	0.29%
Reliance Steel & Aluminum Co.	3,300	137,049	0.10%
W.W. Granger, Inc.	5,598	666,778	0.44%
		1,240,836	0.83%
Eating and Drinking Places:
McDonald’s Corporation	7,040	524,550	0.35%
The Cheesecake Factory Incorporated *	25,178	666,462	0.44%
		1,191,012	0.79%
Electric, Gas, and Sanitary Services:
Ameren Corporation	7,600	215,840	0.14%
CMS Energy Corporation *	12,400	223,448	0.15%
Edison International	6,300	216,657	0.14%
El Paso Corporation	28,025	346,950	0.23%
Entergy Corporation	2,700	206,631	0.14%
FirstEnergy Corp.	5,900	227,386	0.16%
Integrys Energy Group, Inc.	4,465	232,448	0.15%
NRG Energy, Inc. *	10,400	216,528	0.14%
NV Energy, Inc.	16,800	220,920	0.15%
Teco Energy, Inc.	12,900	223,428	0.15%
The Williams Companies, Inc.	86,900	1,660,659	1.11%
		3,990,895	2.66%
Electronic and Other Electric Equipment:
Altera Corporation	40,109	1,209,687	0.80%
Amphenol Corporation	21,260	1,041,315	0.69%
Analog Devices, Inc.	15,500	486,390	0.32%
Broadcom Corporation	20,782	735,475	0.49%
Cisco Systems, Inc. *	62,205	1,362,290	0.91%
Dolby Laboratories, Inc. *	7,300	414,713	0.28%
Emerson Electric Co.	16,729	880,949	0.59%
General Electric Company	14,935	242,694	0.16%
Intel Corporation	63,930	1,229,374	0.82%
Linear Technology Corporation	14,500	445,585	0.30%
Molex Incorporated	114,670	2,004,432	1.33%
NetApp, Inc. *	22,519	1,121,221	0.75%
Qlogic Corporation *	33,641	593,427	0.40%
Qualcomm Incorporated	45,920	2,071,910	1.38%
Texas Instruments Incorporated	43,345	1,176,383	0.78%
Varian Semiconductor Equipment Associates, Inc. *	17,520	504,226	0.33%
Whirlpool Corporation	3,300	267,168	0.18%
Xilinx, Inc.	17,600	468,336	0.31%
		16,255,575	10.82%
Engineering, Accounting, Research, Mgmt and Relation Services:
Fluor Corporation	36,900	1,827,657	1.22%
KBR, Inc.	13,700	337,568	0.22%
		2,165,225	1.44%
Fabricated Metal Products:
Ball Corporation	2,300	135,355	0.09%
		135,355	0.09%

Food and Kindred Products:
Anheuser-Busch InBev SA/NV **	7,535	$442,681	0.29%
Archer-Daniels-Midland Company	4,400	140,448	0.09%
Bunge Limited **	2,600	153,816	0.10%
General Mills, Inc.	10,530	384,766	0.26%
Kraft Foods Inc.	11,870	366,308	0.24%
PepsiCo, Inc.	8,545	567,730	0.38%
The Coca-Cola Company	9,632	563,665	0.37%
		2,619,414	1.73%
Food Stores:
Starbucks Corporation	44,612	1,141,175	0.76%
		1,141,175	0.76%
Furniture and Fixtures:
Johnson Controls, Inc.	46,720	1,424,960	0.95%
Leggett & Platt Incorporated	11,800	268,568	0.18%
Tempur-Pedic International Inc. *	8,700	269,700	0.18%
		1,963,228	1.31%
General Merchandise:
Big Lots, Inc. *	8,005	266,166	0.18%
Family Dollar Stores, Inc.	5,800	256,128	0.17%
Target Corporation	12,666	676,871	0.45%
The TJX Companies, Inc.	12,160	542,701	0.36%
		1,741,866	1.16%
Health Services:
Express Scripts, Inc. *	13,277	646,590	0.43%
Laboratory Corporation of America Holdings *	13,000	1,019,590	0.68%
		1,666,180	1.11%
Holding and Other Investment Offices:
Berkshire Hathaway Inc. *	12,200	1,008,696	0.67%
Brookfield Asset Management Inc. **	64,000	1,815,680	1.21%
Simon Property Group, Inc	1,915	177,597	0.12%
Vornado Realty Trust	2,070	177,047	0.12%
		3,179,020	2.12%
Home Furniture and Equipment:
Bed Bath & Beyond Inc. *	6,100	264,801	0.18%
Williams-Sonoma, Inc.	8,500	269,450	0.18%
		534,251	0.36%
Hotels, Other Lodging Places:
Marriott International, Inc.	9,767	349,952	0.23%
		349,952	0.23%
Industrial Machinery and Equipment:
3M Company	15,761	1,366,636	0.91%
Apple Computer, Inc. *	9,902	2,809,693	1.87%
Caterpillar Inc.	8,208	645,805	0.43%
Cummins Engine, Inc.	16,250	1,471,925	0.98%
Deere & Company	15,792	1,101,966	0.73%
Dover Corporation	22,000	1,148,620	0.76%
Eaton Corporation	12,559	1,035,992	0.69%
EMC Corporation *	64,579	1,311,599	0.87%
Hewlett-Packard Company	35,347	1,487,048	0.99%
Ingersoll-Rand PLC **	7,435	265,504	0.18%
International Business Machines Corporation	23,917	3,208,226	2.14%
Jabil Circuit, Inc.	45,249	652,038	0.43%
Joy Global Inc.	14,484	1,018,515	0.68%
Lexmark International, Inc. *	17,333	773,398	0.51%
National Oilwell Varco, Inc.	6,400	284,608	0.19%
Parker-Hannifin Corporation	19,803	1,387,398	0.92%
Pentair, Inc.	5,130	172,522	0.11%
Pitney Bowes, Inc.	16,700	357,046	0.24%
Rockwell Automation, Inc.	5,975	368,837	0.25%
SanDisk Corporation *	14,233	521,639	0.35%
Seagate Technology * **	35,291	415,728	0.28%
Stanley Black & Decker, Inc.	4,100	251,248	0.17%
Western Digital Corporation *	16,200	459,918	0.31%
		22,515,909	14.99%

Instruments and Related Products:
Alcon, Inc. **	1,860	$310,229	0.20%
Baxter International Inc.	38,500	1,836,835	1.22%
Boston Scientific Corporation *	58,800	360,444	0.24%
Danaher Corporation	7,070	287,113	0.19%
Medtronic, Inc.	10,300	345,874	0.23%
Roper Industries, Inc.	23,000	1,499,140	1.00%
Thermo Fisher Scientific Inc. *	3,955	189,365	0.13%
Waters Corporation *	7,000	495,460	0.33%
		5,324,460	3.54%
Insurance Carriers:
Ace LTD. **	8,200	477,650	0.31%
Aetna Inc.	11,700	369,837	0.25%
Assurant, Inc.	12,000	488,400	0.33%
Axis Capital Holdings Limited **	50,000	1,647,000	1.10%
CIGNA Corporation	20,085	718,641	0.48%
Humana Inc. *	6,800	341,632	0.23%
Leucadia National Corporation	80,000	1,889,600	1.26%
Metlife Capital Trust, Inc.	11,300	434,485	0.29%
Prudential Financial, Inc.	18,610	1,008,290	0.67%
RenaissanceRe Holdings Ltd. **	29,000	1,738,840	1.15%
The Chubb Corporation	8,400	478,716	0.32%
The Travelers Companies, Inc.	8,600	448,060	0.30%
UnitedHealth Group Incorporated	28,659	1,006,217	0.67%
Wellpoint, Inc. *	6,300	356,832	0.23%
		11,404,200	7.59%
Leather and Leather Products:
Coach, Inc.	15,002	644,486	0.43%
		644,486	0.43%
Metal Mining:
Cliffs Natural Resources Inc.	2,300	147,016	0.10%
		147,016	0.10%
Mining, Quarry Nonmetal Minerals:
Teck Resources Limited **	3,500	144,060	0.10%
		144,060	0.10%
Miscellaneous Manufacturing Industries:
Hasbro, Inc.	5,705	253,930	0.17%
Mattel, Inc	29,727	697,395	0.46%
		951,325	0.63%
Miscellaneous Retail:
Dollar Tree, Inc. *	27,522	1,341,973	0.89%
		1,341,973	0.89%
Motion Pictures:
The Walt Disney Company	11,335	375,302	0.25%
		375,302	0.25%
Motor Freight Transportation, Warehouse:
United Parcel Service, Inc.	10,622	708,381	0.47%
		708,381	0.47%
Nondepository Institutions:
American Express Company	14,933	627,634	0.42%
CIT Group Inc. *	6,965	284,311	0.19%
		911,945	0.61%
Nondurable Goods-Wholesale:
Amerisource Bergen Corporation	31,179	955,948	0.64%
McKesson Corporation	9,153	565,472	0.38%
Nike, Inc.-Class B	5,870	470,422	0.31%
		1,991,842	1.33%

Oil and Gas Extraction:
Apache Corporation	6,855	$670,145	0.45%
Cenovus Energy Inc. **	15,000	431,550	0.29%
Encana Corporation **	46,000	1,390,580	0.93%
Eni S.p.A **	6,300	272,034	0.18%
ENSCO International Incorporated **	6,000	268,380	0.18%
Helmerich & Payne, Inc.	14,288	578,092	0.38%
Nabors Industries Ltd. * **	15,500	279,930	0.19%
Noble Corporation **	53,000	1,790,870	1.19%
Occidental Petroleum Corporation	22,345	1,749,614	1.16%
Patterson-UTI Energy, Inc.	15,900	271,572	0.18%
Plains Exploration & Production Company *	15,190	405,117	0.27%
Royal Dutch Shell PLC **	4,500	271,350	0.18%
Schlumberger N.V. (Schlumberger Limited) **	30,360	1,870,480	1.25%
Talisman Energy Inc. **	15,900	278,091	0.18%
		10,527,805	7.01%
Paper and Allied Products:
International Paper Company	6,500	141,375	0.09%
Kimberly-Clark Corporation	8,705	566,260	0.38%
		707,635	0.47%
Petroleum Refining and Related Industries:
Ashland Inc.	2,800	136,556	0.09%
BP PLC-Spons ADR **	7,100	292,307	0.19%
Chevron Corporation	3,392	274,922	0.18%
ConocoPhillips	36,700	2,107,681	1.40%
Exxon Mobil Corporation	12,795	790,603	0.53%
Marathon Oil Corporation	8,200	271,420	0.18%
Total SA **	5,100	263,160	0.18%
Valero Energy Corporation	15,300	267,903	0.18%
		4,404,552	2.93%
Primary Metal Industries:
Corning Incorporated	54,631	998,655	0.66%
Precision Castparts Corp.	2,970	378,229	0.26%
		1,376,884	0.92%
Railroad Transportation:
CSX Corporation	5,435	300,664	0.20%
Norfolk Southern Corporation	11,562	688,055	0.46%
Union Pacific Corporation	13,266	1,085,159	0.72%
		2,073,878	1.38%
Real Estate:
Pico Holdings, Inc. *	45,500	1,358,630	0.90%
		1,358,630	0.90%
Rubber & Miscellaneous Plastic Products:
Deckers Outdoor Corporation *	5,500	274,780	0.18%
Metabolix, Inc. *	68,200	857,956	0.57%
		1,132,736	0.75%
Security and Commodity Brokers:
Ameriprise Financial, Inc.	22,806	1,079,408	0.72%
Credit Suisse Group **	10,100	429,856	0.29%
Franklin Resources, Inc.	4,500	481,050	0.32%
T. Rowe Price Group, Inc.	18,090	905,676	0.60%
The Goldman Sachs Group, Inc.	7,185	1,038,807	0.69%
		3,934,797	2.62%
Service, Necessity:
Acergy S.A. **	12,090	223,061	0.15%
		223,061	0.15%
Transportation Equipment:
Autoliv, Inc.	11,545	754,235	0.50%
Ford Motor Company *	21,700	265,608	0.18%
Honeywell International Inc.	8,270	363,384	0.24%
Lockheed Martin Corporation	8,612	613,863	0.41%
The Boeing Company	4,650	309,411	0.20%
		2,306,501	1.53%

Total common stocks (cost $134,979,560)		$146,260,779	97.37%
Short-Term Investments:
AIM Money market funds (.150745% at September 30, 2010)	3,378,559	3,378,559	2.25%
Total short-term investments (cost $3,378,559)		3,378,559	2.25%
Total investments (cost $138,358,119)		149,639,338	99.62%
Other assets and liabilities, net		576,583	0.38%
Total net assets		$150,215,921	100.00%

* Presently not producing dividend income
** Foreign Investments (12.12% of net assets)

Fair Value Measurements

In accordance with guidance on fair value measurements and disclosures, the Fund groups its financial assets at fair value in three levels, based on inputs and assumptions used to determine the fair value.  The levels are as follows:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets as of September 30, 2010.

Level 1 -	Quoted Prices	$149,639,338
Level 2 -	Other Significant Observable Inputs	-
Level 3 -	Significant Unobservable Inputs	-
	Total	$149,639,338

Item 2.  Controls and Procedures

Based on their evaluation (as required by Rule 30a-3(b)) of the Fund’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c)) as of a date within 90 days of the filing date of this report, each of David R. Carpenter, the Fund’s principal executive officer, and Robert D. Brearton, the Fund’s principal financial officer, has concluded that, in his judgment, the Fund’s Disclosure Controls and Procedures are effective.

There was no change in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits

Exhibit No.	Description of Exhibit

99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
By /s/ David R. Carpenter
David R. Carpenter Principal Executive Officer Date: October 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By /s/ David R. Carpenter
David R. Carpenter Principal Executive Officer Date: October 28, 2010

By /s/ Robert D. Brearton
Robert D. Brearton Principal Financial Officer Date: October 28, 2010

EXHIBIT INDEX

Exhibit No.	Description	Method of Filing

99.1	CEO Certification	Filed herewith electronically

99.2	CFO Certification	Filed herewith electronically